Loans and borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and borrowings
Total loans and borrowings	R$ 208,138	R$ 98,975	R$ 63,346
Current	64,415	56,197
Non-current	143,723	42,778
Working capital
Loans and borrowings
Total loans and borrowings	R$ 163,138	97,396
Interest rate per year (%)	24.00%
Working capital | Interbank Deposit Certificate (CDI)
Loans and borrowings
Loans and borrowings, interest rate basis	100% CDI
Working capital | Interbank Deposit Certificate (CDI) | Minimum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis	2.40%
Working capital | Interbank Deposit Certificate (CDI) | Maximum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis	5.46%
Working capital | Long-term interest rate (TJLP)
Loans and borrowings
Loans and borrowings, interest rate basis	TJLP
Loans and borrowings, adjustment to interest rate basis	2.98%
BNDES Prosoft
Loans and borrowings
Total loans and borrowings	R$ 0	1,579
BNDES Prosoft | Long-term interest rate (TJLP)
Loans and borrowings
Loans and borrowings, interest rate basis	TJLP
Loans and borrowings, adjustment to interest rate basis	2.96%
Debentures
Loans and borrowings
Total loans and borrowings	R$ 45,000	R$ 0
Interest rate per year (%)	18.16%